Drilling units (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of drilling units
Changes in drilling units for the periods presented in this report were as follows:

(In $ millions)	Cost	Accumulated depreciation	Net book value
January 1, 2019	6,890	(231)	6,659
Additions	158	—	158
Depreciation	—	(416)	(416)
December 31, 2019	7,048	(647)	6,401
Additions	147	—	147
Depreciation	—	(341)	(341)
Impairment	(4,087)	—	(4,087)
December 31, 2020 (1)(2)	3,108	(988)	2,120